Optica Rare Earths & Critical Materials ETF

Schedule of Investments

February 29, 2024 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.2%

Australia — 33.2%
Energy— 0.6%
Deep Yellow*	12,140	$10,751

Materials— 32.6%
Alpha HPA*	16,919	9,585
BHP Group ADR	3,361	192,720
Core Lithium*	64,157	8,773
Firefinch(A) (B) *	7,320	48
Glencore PLC	41,134	195,198
IGO	4,361	22,547
Iluka Resources	3,228	14,398
Lotus Resources*	45,143	10,729
Lynas Rare Earths*	5,404	20,550
Mineral Resources	868	37,693
Northern Star Resources	5,107	42,898
Pilbara Minerals	13,898	38,009
Sayona Mining*	321,067	8,362
South32	20,037	38,489
Syrah Resources*	23,285	9,249
		649,248
		659,999
Canada — 9.1%
Communication Services— 3.6%
Cameco	1,772	71,855

Energy— 1.1%
Denison Mines*	7,701	13,854
Uranium Royalty*	3,354	8,605
		22,459

Materials— 4.4%
Altius Minerals	777	10,197
Teck Resources, Cl B	1,994	76,609
		86,806
		181,120

Chile — 4.4%
Industrials— 2.9%
Sociedad Quimica y Minera de Chile ADR	1,165	57,924

Materials— 1.5%
Lundin Mining	3,655	28,914
		86,838

China — 12.1%
Industrials— 0.7%
JL Mag Rare-Earth, Cl H	14,800	13,989

Description	Shares	Fair Value

China — continued
Materials— 11.4%
Aluminum Corp of China, Cl H	104,000	$52,074
CMOC Group, Cl H	108,000	66,769
Ganfeng Lithium Group, Cl H	13,800	45,831
Jinchuan Group International Resources	130,000	10,960
Tianqi Lithium, Cl H	9,800	49,759
		225,393
		239,382
France — 0.7%
Materials— 0.7%
Eramet	218	14,732

Ireland — 0.4%
Materials— 0.4%
Kenmare Resources PLC	2,340	8,806

Japan — 1.9%
Industrials— 0.4%
Alconix	900	8,641

Materials— 1.5%
Daiki Aluminium Industry	1,100	8,731
Toho Titanium	900	9,886
UACJ	400	10,984
		29,601
		38,242

Mexico — 9.7%
Materials— 9.7%
Southern Copper	2,389	193,175

Netherlands — 0.6%
Materials— 0.6%
AMG Critical Materials	476	10,874

South Africa — 5.6%
Materials— 5.6%
African Rainbow Minerals	1,672	14,716
Anglo American Platinum	1,132	43,484
Impala Platinum Holdings	5,579	18,839
Northam Platinum Holdings	2,814	16,089
Sibanye Stillwater ADR	4,287	17,662
		110,790
United States — 19.9%
Energy— 1.5%
Energy Fuels*	1,880	11,948
Uranium Energy*	2,655	17,204
		29,152

Optica Rare Earths & Critical Materials ETF

Schedule of Investments

February 29, 2024 (Unaudited)

Description	Shares	Fair Value
United States — continued
Materials— 18.4%
Albemarle	474	$65,341
Alcoa	962	26,176
Arcadium Lithium*	1	5
Century Aluminum*	1,111	11,632
Constellium, Cl A*	919	17,820
Freeport-McMoRan, Cl B	5,030	190,184
Kaiser Aluminum	165	11,966
Lifezone Metals*	1,933	9,820
MP Materials*	1,178	17,917
Tronox Holdings	1,083	15,920
		366,781
		395,933

Zambia — 1.6%
Materials— 1.6%
First Quantum Minerals	3,334	31,586

Total Common Stock (Cost $2,344,837)		1,971,477

SHORT-TERM INVESTMENT — 0.6%
Invesco Government & Agency Portfolio, Institutional Class 5.24%(C) (Cost $11,454)	11,454	11,454

Total Investments - 99.8%
(Cost $2,356,291)		$1,982,931

Percentages are based on net assets of $1,986,075.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy
(B)	Security is fair valued.
(C)	The rate shown is the 7-day effective yield as of February 29, 2024.
ADR — American Depositary Receipt
Cl — Class
PLC — Public Limited Company

OPT-QH-001-0400